UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Investment Commentary and Semi-Annual Report	March 31, 2015

MILLER INCOME

OPPORTUNITY TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide a high level of income while maintaining the potential for growth.

Investment commentary

Market Outlook

Over the past six months, we have written about why we think stocks provide a much better income opportunity than bonds. The dividend yield on the S&P 500 Indexi still exceeds the 10-year U.S. bond yield. The equity investor not only captures the higher cash yield today but should also benefit from dividend growth, which analysts expect to be north of 5% on a compound basis between 2014 and 2016. The equity risk premium or the marginal return over bonds that investors demand from stocks remains extremely high by historical standards. This suggests that investors are placing an abnormally high “certainty premium” on specific assets. Conversely, we believe the “uncertainty discount” is too high on many securities, which is where we continue to focus.

One group of stocks which we believe contains an elevated “uncertainty discount” is alternative investment managers. These companies manage money for large institutions and wealthy individuals, and they receive fees for doing so, typically a base management fee on assets plus a portion of positive returns generated for investors. A significant portion of the assets managed are locked up for periods of seven years or longer — almost half of Apollo’s assets under management are in permanent capital vehicles. The extended time horizon on these funds allows alternative asset managers to employ a longer investment time horizon than can managers who provide more frequent liquidity to their investors. We believe this extended time horizon along with a hands-on management approach may continue to generate superior investment performance.

The managers’ limited partners also seem to appreciate the investment approach. Many of the publicly traded alternative managers have grown assets under management faster than more traditional investment managers and show no signs of slowing down. Despite faster asset growth, stickier capital and what may be a superior investment model versus traditional investment managers, the group trades at a significant discount to traditional managers on a price-to-earnings basis (after adjusting for tax discrepancies). We believe that the market places a very large “uncertainty discount” on the group’s limited trading history and its lumpy earnings, which bounce

The Investment Commentary is not a part of the Semi-Annual Report.

II	Miller Income Opportunity Trust

around unpredictably with realizations from the sale of portfolio companies. The partnership structure and its tax hassles may also have something to do with the discount.

Alternative asset managers trade at a similar discount to the broader market, even though the core business exhibits far better investment characteristics than does the aggregate market. Managing money is a capital-light business requiring very little reinvestment from the manager, allowing the companies to return the bulk of profits to shareholders. In addition, these companies have management teams whose interests are aligned not only with their limited partner investors but also with their general partner shareholders, as the group has extremely high insider ownership; some teams own shares worth billions of dollars.

Clearly, there is no guarantee that these companies will perform well. The market could decline and cause their fund performance to suffer, or a weak economy could cause their holdings to languish. However, we are constructive on both the market and the economy and think there is a strong probability the stocks will do well, which is why we ended the first quarter with a significant allocation to them.

Many of the other names in the strategy trade at similar “uncertainty discounts,” and these are the type of securities that we research and like to own — cash-generating securities whose prices we believe fail to reflect the present value of their future cash distributions.

As always, we welcome your questions or comments.

The Miller Income Opportunity Trust Team

LMM LLC

April 24, 2015

All investments involve risk, including the possible loss of principal. Past performance is no guarantee of future results.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of March 31, 2015 were: Common Stocks (71.3%), Investments in underlying funds (9.4%), Preferred stocks (5.3%), Convertible bonds & notes (3.2%) and Municipal bonds (3.1%). The Fund’s portfolio composition is subject to change at any time.

The views expressed in this commentary reflect those solely of the portfolio managers as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been

The Investment Commentary is not a part of the Semi-Annual Report.

Miller Income Opportunity Trust	III

Investment commentary (cont’d)

prepared from sources believed to be reliable, but cannot be guaranteed. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Miller Income Opportunity Trust

Semi-Annual Report	March 31, 2015

MILLER INCOME

OPPORTUNITY TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Miller Income Opportunity Trust for the six-month reporting period ended March 31, 2015.

Total returns for the Fund, excluding sales charges, for the six-month period ended March 31, 2015 are presented below, along with those of the Fund’s unmanaged benchmarks, the BofA Merrill Lynch U.S. High Yield Master II Indexi and the S&P 500 Indexii and Lipper peer group:

Performance Snapshot as of March 31, 2015 (unaudited)
(excluding sales charges)	6 months
Miller Income Opportunity Trust:
Class A	2.96%
Class C	2.49%
Class FI	2.81%
Class I	3.11%
Class IS	3.02%
BofA Merrill Lynch U.S. High Yield Master II Index	1.45%
S&P 500 Index	5.93%
Lipper Flexible Portfolio Funds Category Average[1]	1.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect compensating balance arangements, fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended March 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 551 funds in the Fund’s Lipper category, and excluding sales charges.

Miller Income Opportunity Trust 2015 Semi-Annual Report	1

Letter from the president (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2015 the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.11%, 2.82%, 2.58%, 1.80% and 2.11%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller
President and Chief Executive Officer

April 24, 2015

2	Miller Income Opportunity Trust 2015 Semi-Annual Report

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Asset-backed and mortgage-backed securities are subject to additional risks, such as prepayment and extension risks. Investments in MLPs include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws, and other risks of the MLP and energy sector. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities involve interest-rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. Risks of high-yield securities include greater price volatility, illiquidity and possibility of default. The Fund is classified as “non-diversified”, meaning it may invest a larger percentage of its assets in a small number of issuers, making it more susceptible to negative events than a diversified fund. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for a more complete discussion of these and others risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

Miller Income Opportunity Trust 2015 Semi-Annual Report	3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2015 and September 30, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Prior year percentages have been restated to reflect current period classifications.

4	Miller Income Opportunity Trust 2015 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2014 and held for the six months ended March 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A	2.96%	$1,000.00	$1,029.60	1.17%	$5.92	Class A	5.00%	$1,000.00	$1,019.10	1.17%	$5.89
Class C	2.49	1,000.00	1,024.90	1.91	9.64	Class C	5.00	1,000.00	1,015.41	1.91	9.60
Class FI	2.81	1,000.00	1,028.10	1.25	6.32	Class FI	5.00	1,000.00	1,018.70	1.25	6.29
Class I	3.11	1,000.00	1,031.10	0.88	4.46	Class I	5.00	1,000.00	1,020.54	0.88	4.43
Class IS	3.02	1,000.00	1,030.20	0.85	4.30	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

Miller Income Opportunity Trust 2015 Semi-Annual Report	5

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended March 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

6	Miller Income Opportunity Trust 2015 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2015

Miller Income Opportunity Trust

Security	Shares	Value
Common Stocks — 71.3%
Consumer Discretionary — 9.8%
Automobiles — 0.9%
General Motors Co.	26,800	$1,005,000
Diversified Consumer Services — 1.6%
StoneMor Partners LP	60,000	1,728,600
Media — 6.2%
New Media Investment Group Inc.	283,200	6,776,976
Specialty Retail — 1.1%
GameStop Corp., Class A Shares	32,900	1,248,884
Total Consumer Discretionary		10,759,460
Energy — 2.7%
Energy Equipment & Services — 1.5%
BW Offshore Ltd.	1,300,000	899,059	(a)
Nordic American Offshore Ltd.	80,000	732,800	*
Total Energy Equipment & Services		1,631,859
Oil, Gas & Consumable Fuels — 1.2%
Gazprom OAO, ADR	116,400	548,826
LinnCo LLC	78,400	750,288
Total Oil, Gas & Consumable Fuels		1,299,114
Total Energy		2,930,973
Financials — 43.7%
Banks — 0.8%
Sberbank of Russia, ADR	200,000	877,747	(a)
Capital Markets — 9.3%
Apollo Global Management LLC, Class A Shares	95,000	2,052,000
BGC Partners Inc., Class A Shares	196,400	1,855,980
Ellington Financial LLC	49,000	975,590
Fortress Investment Group LLC, Class A Shares	201,400	1,625,298
KKR & Co. LP	63,500	1,448,435
Oaktree Capital Group LLC	15,200	785,232
Och-Ziff Capital Management Group LLC	118,100	1,492,784
Total Capital Markets		10,235,319
Diversified Financial Services — 1.4%
Compass Diversified Holdings	90,000	1,539,000
Insurance — 3.0%
Blue Capital Reinsurance Holdings Ltd.	25,100	434,481
HCI Group Inc.	33,000	1,513,710
Validus Holdings Ltd.	32,600	1,372,460
Total Insurance		3,320,651

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Miller Income Opportunity Trust

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 29.2%
Altisource Residential Corp.	180,000	$3,754,800
American Capital Agency Corp.	81,700	1,742,661
American Capital Mortgage Investment Corp.	52,000	933,920
American Realty Capital Properties Inc.	485,000	4,777,250
Capstead Mortgage Corp.	105,000	1,235,850
Chimera Investment Corp.	551,000	1,730,140
CYS Investments Inc.	124,700	1,111,077
Hatteras Financial Corp.	132,300	2,402,568
New Residential Investment Corp.	143,750	2,160,562
New Senior Investment Group Inc.	35,966	598,115
NorthStar Realty Finance Corp.	196,900	3,567,828
Pennymac Mortgage Investment Trust	140,000	2,980,600
Redwood Trust Inc.	40,800	729,096
Resource Capital Corp.	150,600	683,724
Starwood Property Trust Inc.	145,200	3,528,360
Total Real Estate Investment Trusts (REITs)		31,936,551
Total Financials		47,909,268
Industrials — 2.8%
Commercial Services & Supplies — 1.9%
Pitney Bowes Inc.	26,100	608,652
Quad Graphics Inc.	29,100	668,718
R.R. Donnelley & Sons Co.	44,300	850,117
Total Commercial Services & Supplies		2,127,487
Trading Companies & Distributors — 0.9%
TAL International Group Inc.	23,400	953,082	*
Total Industrials		3,080,569
Information Technology — 5.1%
Communications Equipment — 1.1%
QUALCOMM Inc.	16,500	1,144,110
IT Services — 1.1%
QIWI PLC, ADR	50,800	1,220,216
Technology Hardware, Storage & Peripherals — 2.9%
Apple Inc.	17,700	2,202,411
Seagate Technology PLC	18,700	972,961
Total Technology Hardware, Storage & Peripherals		3,175,372
Total Information Technology		5,539,698
Materials — 2.3%
Chemicals — 1.5%
OCI Partners LP	104,300	1,685,488

See Notes to Financial Statements.

8	Miller Income Opportunity Trust 2015 Semi-Annual Report

Miller Income Opportunity Trust

Security	Shares	Value
Metals & Mining — 0.8%
Hi-Crush Partners LP	24,000	$841,680
Total Materials		2,527,168
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.2%
Windstream Holdings Inc.	169,700	1,255,780
Wireless Telecommunication Services — 0.5%
Mobile Telesystems OJSC	140,000	592,684	(a)
Total Telecommunication Services		1,848,464
Utilities — 3.2%
Independent Power and Renewable Electricity Producers — 3.2%
Abengoa Yield PLC	105,000	3,546,900
Total Common Stocks (Cost — $79,962,729)		78,142,500
Investments in Underlying Funds — 9.4%
Financials — 9.4%
Capital Markets — 9.4%
Fifth Street Finance Corp.	480,000	3,504,000
MVC Capital Inc.	142,600	1,351,848	(b)
Triangle Capital Corp.	171,213	3,905,368	(b)
TriplePoint Venture Growth BDC Corp.	111,169	1,568,595	(b)
Total Investments in Underlying Funds (Cost — $10,884,968)		10,329,811
Preferred Stocks — 5.3%
Consumer Discretionary — 2.7%
Household Durables — 2.7%
William Lyon Homes	24,000	2,954,930	(a)
Financials — 1.8%
Banks — 1.2%
Popular Inc.	27,000	687,150
Webster Financial Corp.	456	601,364
Total Banks		1,288,514
Real Estate Investment Trusts (REITs) — 0.6%
NorthStar Realty Finance Corp.	26,000	686,400
Total Financials		1,974,914
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
Iridium Communications Inc.	2,600	914,810
Total Preferred Stocks (Cost — $4,733,149)		5,844,654

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2015

Miller Income Opportunity Trust

Security	Rate	Maturity Date	Face Amount	Value
Convertible Bonds & Notes — 3.2%
Consumer Staples — 2.3%
Personal Products — 2.3%
Herbalife Ltd., Senior Notes	2.000%	8/15/19	$3,000,000	$2,467,500
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.9%
Alaska Communications Systems Group Inc., Subordinated Bonds	6.250%	5/1/18	1,000,000	975,625
Total Convertible Bonds & Notes (Cost — $2,980,964)				3,443,125
Corporate Bonds & Notes — 2.5%
Consumer Discretionary — 1.2%
Multiline Retail — 1.2%
JC Penney Corp. Inc.	5.750%	2/15/18	1,425,000	1,346,625
Consumer Staples — 0.4%
Food & Staples Retailing — 0.4%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	500,000	457,500
Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Arch Coal Inc., Senior Notes	9.875%	6/15/19	3,000,000	885,000
Industrials — 0.1%
Airlines — 0.1%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	72,774	64,768
Total Corporate Bonds & Notes (Cost — $3,207,573)				2,753,893
Municipal Bonds — 3.1%
Puerto Rico — 3.1%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty	5.125%	7/1/47	2,290,000	2,289,885
Puerto Rico Highways & Transportation Authority Revenue	5.250%	7/1/36	1,065,000	1,103,958
Total Municipal Bonds (Cost — $3,022,241)				3,393,843
Senior Loans — 1.9%
Consumer Discretionary — 0.5%
Media — 0.5%
SuperMedia Inc., Term Loan B	11.600%	12/30/16	626,336	510,073	(c)(d)
Energy — 1.4%
Oil, Gas & Consumable Fuels — 1.4%
Arch Coal Inc., Term Loan B	—	5/16/18	2,000,000	1,542,500	(e)
Total Senior Loans (Cost — $2,155,535)				2,052,573
Total Investments — 96.7% (Cost — $106,947,159#)				105,960,399
Other Assets in Excess of Liabilities — 3.3%				3,606,825
Total Net Assets — 100.0%				$109,567,224

See Notes to Financial Statements.

10	Miller Income Opportunity Trust 2015 Semi-Annual Report

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is a business development company (See Note 1).

(c)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—American Depositary Receipts
OJSC	—Open Joint Stock Company

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

March 31, 2015

Assets:
Investments, at value (Cost — $106,947,159)	$105,960,399
Cash	4,409,850
Dividends and interest receivable	707,504
Receivable for Fund shares sold	425,020
Prepaid expenses	57,933
Total Assets	111,560,706

Liabilities:
Payable for securities purchased	1,570,000
Payable for Fund shares repurchased	230,949
Distributions payable	76,856
Investment management fee payable	55,481
Service and/or distribution fees payable	20,444
Accrued expenses	39,752
Total Liabilities	1,993,482
Total Net Assets	$109,567,224

Net Assets:
Par value (Note 7)	$112
Paid-in capital in excess of par value	112,578,750
Overdistributed net investment income	(797,608)
Accumulated net realized loss on investments and foreign currency transactions	(1,227,270)
Net unrealized depreciation on investments	(986,760)
Total Net Assets	$109,567,224

Shares Outstanding:
Class A	1,767,967
Class C	2,050,305
Class FI	1,059
Class I	2,711,578
Class IS	4,652,847

Net Asset Value:
Class A (and redemption price)	$9.81
Class C*	$9.80
Class FI (and redemption price)	$9.79
Class I (and redemption price)	$9.80
Class IS (and redemption price)	$9.79
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.41

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

12	Miller Income Opportunity Trust 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2015

Investment Income:
Dividends	$4,071,478
Return of capital (Note 1(i))	(714,040)
Net Dividends and Distributions	3,357,438
Interest	437,791
Less: Foreign taxes withheld	(9,449)
Total Investment Income	3,785,780

Expenses:
Investment management fee (Note 2)	364,076
Service and/or distribution fees (Notes 2 and 5)	113,424
Offering costs	79,066
Registration fees	25,900
Shareholder reports	20,492
Audit and tax fees	20,326
Legal fees	16,898
Transfer agent fees (Note 5)	16,066
Fund accounting fees	12,510
Trustees’ fees	4,163
Insurance	1,124
Custody fees	832
Fees recaptured by investment manager (Note 2)	93
Miscellaneous expenses	3,069
Total Expenses	678,039
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(108,084)
Net Expenses	569,955
Net Investment Income	3,215,825

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	(552,672)
REIT distributions	169,268
Foreign currency transactions	(2,120)
Net Realized Loss	(385,524)
Change in Net Unrealized Appreciation (Depreciation) on Investments	193,451
Net Loss on Investments and Foreign Currency Transactions	(192,073)
Increase in Net Assets From Operations	$3,023,752

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended March 31, 2015 (unaudited) and the Period Ended September 30, 2014	2015	2014†

Operations:
Net investment income	$3,215,825	$2,664,652
Net realized loss	(385,524)	(1,277,014)
Change in net unrealized appreciation (depreciation)	193,451	(1,097,408)
Increase in Net Assets from Operations	3,023,752	290,230

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,900,017)	(2,437,014)
Decrease in Net Assets from Distributions to Shareholders	(3,900,017)	(2,437,014)

Fund Share Transactions (Note 7):
In-kind capital contribution (Note 8)	—	43,687,391
Net proceeds from sale of shares	11,134,714	60,783,528
Reinvestment of distributions	3,694,720	2,312,324
Cost of shares repurchased	(7,890,397)	(1,132,007)
Increase in Net Assets from Fund Share Transactions	6,939,037	105,651,236
Increase in Net Assets	6,062,772	103,504,452

Net Assets:
Beginning of period	103,504,452	—
End of period*	$109,567,224	$103,504,452
*Includesoverdistributed net investment income of:	$(797,608)	$(113,416)

†	For the period February 28, 2014 (inception date) to September 30, 2014.

See Notes to Financial Statements.

14	Miller Income Opportunity Trust 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$9.89	$10.00

Income (loss) from operations:
Net investment income	0.30	0.35
Net realized and unrealized loss	(0.02)	(0.21)
Total income from operations	0.28	0.14

Less distributions from:
Net investment income	(0.36)	(0.25)
Total distributions	(0.36)	(0.25)

Net asset value, end of period	$9.81	$9.89
Total return[4]	2.96%	1.39%

Net assets, end of period (000s)	$17,338	$16,531

Ratios to average net assets:
Gross expenses[5]	1.37%[6]	1.38%
Net expenses[5,7,8,9]	1.17 [6]	0.85
Net investment income[5]	6.12	5.91

Portfolio turnover rate	31%	6%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$9.89	$10.00

Income (loss) from operations:
Net investment income	0.26	0.31
Net realized and unrealized loss	(0.02)	(0.19)
Total income from operations	0.24	0.12

Less distributions from:
Net investment income	(0.33)	(0.23)
Total distributions	(0.33)	(0.23)

Net asset value, end of period	$9.80	$9.89
Total return[4]	2.49%	1.15%

Net assets, end of period (000s)	$20,100	$17,721

Ratios to average net assets:
Gross expenses[5]	2.11%[6]	2.09%
Net expenses[5,7,8,9]	1.91 [6]	1.56
Net investment income[5]	5.36	5.23

Portfolio turnover rate	31%	6%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	Miller Income Opportunity Trust 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$9.88	$10.00

Income (loss) from operations:
Net investment income	0.29	0.34
Net realized and unrealized loss	(0.02)	(0.22)
Total income from operations	0.27	0.12

Less distributions from:
Net investment income	(0.36)	(0.24)
Total distributions	(0.36)	(0.24)

Net asset value, end of period	$9.79	$9.88
Total return[4]	2.81%	1.16%

Net assets, end of period (000s)	$10	$10

Ratios to average net assets:
Gross expenses[5]	2.14%	1.85%
Net expenses[5,6,7,8]	1.25	1.25
Net investment income[5]	6.02	5.72

Portfolio turnover rate	31%	6%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$9.88	$10.00

Income (loss) from operations:
Net investment income	0.31	0.35
Net realized and unrealized loss	(0.01)	(0.21)
Total income from operations	0.30	0.14

Less distributions from:
Net investment income	(0.38)	(0.26)
Total distributions	(0.38)	(0.26)

Net asset value, end of period	$9.80	$9.88
Total return[4]	3.11%	1.40%

Net assets, end of period (000s)	$26,560	$24,948

Ratios to average net assets:
Gross expenses[5]	1.08%[6]	1.07%
Net expenses[5,7,8,9]	0.88 [6]	0.85
Net investment income[5]	6.42	5.91

Portfolio turnover rate	31%	6%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

18	Miller Income Opportunity Trust 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$9.88	$10.00

Income (loss) from operations:
Net investment income	0.31	0.36
Net realized and unrealized loss	(0.02)	(0.22)
Total income from operations	0.29	0.14

Less distributions from:
Net investment income	(0.38)	(0.26)
Total distributions	(0.38)	(0.26)

Net asset value, end of period	$9.79	$9.88
Total return[4]	3.02%	1.41%

Net assets, end of period (000s)	$45,559	$44,294

Ratios to average net assets:
Gross expenses[5]	1.06%	1.38%
Net expenses[5,6,7,8]	0.85	0.82
Net investment income[5]	6.42	6.14

Portfolio turnover rate	31%	6%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2015 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2015 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

20	Miller Income Opportunity Trust 2015 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Miller Income Opportunity Trust 2015 Semi-Annual Report	21

Notes to financial statements (cont’d) (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Energy	$2,031,914	$899,059	—	$2,930,973
Financials	47,031,521	877,747	—	47,909,268
Telecommunication services	1,255,780	592,684	—	1,848,464
Other common stocks	25,453,795	—	—	25,453,795
Investments in underlying funds	10,329,811	—	—	10,329,811
Preferred stocks:
Consumer discretionary	—	2,954,930	—	2,954,930
Other preferred stocks	2,889,724	—	—	2,889,724
Convertible bonds & notes	—	3,443,125	—	3,443,125
Corporate bonds & notes	—	2,753,893	—	2,753,893
Municipal bonds	—	3,393,843	—	3,393,843
Senior loans	—	2,052,573	—	2,052,573
Total investments	$88,992,545	$16,967,854	—	$105,960,399

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $2,369,490 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

22	Miller Income Opportunity Trust 2015 Semi-Annual Report

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

Miller Income Opportunity Trust 2015 Semi-Annual Report	23

Notes to financial statements (cont’d) (unaudited)

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with

24	Miller Income Opportunity Trust 2015 Semi-Annual Report

purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At March 31, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

(i) Return of capital estimates. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. Distributions received from the Fund’s investments in REITs generally are comprised of income, realized capital gains and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Miller Income Opportunity Trust 2015 Semi-Annual Report	25

Notes to financial statements (cont’d) (unaudited)

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and LMM LLC (“LMM”) is the Fund’s subadviser. LMPFA is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). LMM is also an affiliate of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, including the management of cash and short-term instruments. LMPFA pays LMM 90% of the net management fee it receives from the Fund.

26	Miller Income Opportunity Trust 2015 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares will not exceed 1.25%, 2.00%, 1.25%, 0.95% and 0.85%, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended March 31, 2015, fees waived and/or expenses reimbursed amounted to $108,084.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2017	$29,117	$30,403	$36	$16,729	$143,003
Expires September 30, 2018	16,995	18,952	45	25,399	46,693
Total fee waivers/expense reimbursements subject to recapture	$46,112	$49,355	$81	$42,128	$189,696

For the six months ended March 31, 2015, LMPFA recaptured $31, $55 and $7 for Class A, Class C and Class I shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Miller Income Opportunity Trust 2015 Semi-Annual Report	27

Notes to financial statements (cont’d) (unaudited)

For the six months ended March 31, 2015, LMIS and its affiliates retained sales charges of $13,991 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2015, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$4,754

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

During the reporting period, all officers and two Trustees of the Trust were employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$37,164,920
Sales	31,889,037

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,849,277
Gross unrealized depreciation	(9,836,037)
Net unrealized depreciation	$(986,760)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2015, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the Fund pays distribution and/or services fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of up to 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

28	Miller Income Opportunity Trust 2015 Semi-Annual Report

For the six months ended March 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$20,769	$5,538
Class C	92,642	5,390
Class FI	13	42
Class I	—	3,443
Class IS	—	1,653
Total	$113,424	$16,066

For the six months ended March 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,995
Class C	18,952
Class FI	45
Class I	25,399
Class IS	46,693
Total	$108,084

6. Distributions to shareholders by class

	Six Months Ended March 31, 2015	Period Ended September 30, 2014†
Net Investment Income:
Class A	$620,314	$358,762
Class C	633,796	355,829
Class FI	368	240
Class I	943,164	560,659
Class IS	1,702,375	1,161,524
Total	$3,900,017	$2,437,014

†	For the period February 28, 2014 (inception date) to September 30, 2014.

7. Shares of beneficial interest

At March 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Miller Income Opportunity Trust 2015 Semi-Annual Report	29

Notes to financial statements (cont’d) (unaudited)

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2015		Period Ended September 30, 2014†
	Shares	Amount	Shares	Amount
Class A
Shares sold	166,803	$1,610,898	1,697,570	$17,242,694
Shares issued on reinvestment	54,909	526,642	29,596	297,152
Shares repurchased	(124,611)	(1,195,138)	(56,300)	(569,404)
Net increase	97,101	$942,402	1,670,866	$16,970,442

Class C
Shares sold	333,889	$3,255,778	1,796,700	$18,216,305
Shares issued on reinvestment	57,588	551,845	30,547	306,867
Shares repurchased	(132,610)	(1,266,715)	(35,809)	(359,724)
Net increase	258,867	$2,540,908	1,791,438	$18,163,448

Class FI
Shares sold	—	—	1,000	$10,000
Shares issued on reinvestment	35	$329	24	240
Net increase	35	$329	1,024	$10,240

Class I
Shares sold	643,394	$6,268,038	2,489,441	$25,314,529
Shares issued on reinvestment	95,337	913,529	54,519	546,541
Shares repurchased	(551,647)	(5,347,474)	(19,466)	(198,313)
Net increase	187,084	$1,834,093	2,524,494	$25,662,757

Class IS
In-kind capital contribution	—	—	4,368,739	$43,687,391
Shares sold	—	—	—	—
Shares issued on reinvestment	177,785	$1,702,375	115,376	1,161,524
Shares repurchased	(8,590)	(81,070)	(463)	(4,566)
Net increase	169,195	$1,621,305	4,483,652	$44,844,349

†	For the period February 28, 2014 (inception date) to September 30, 2014.

8. In-kind transfer of securities

On February 28, 2014, the Fund’s Class IS shares received a contribution in-kind of investment securities, cash and other receivables in the amount of $43,687,391. The securities contributed in-kind had net unrealized depreciation of $82,803. This contribution was determined to be tax-free under the Internal Revenue Code Section 351 and no gain or loss was realized.

9. Deferred capital losses

As of September 30, 2014 the Fund had deferred capital losses of $1,260,317, which have no expiration date, that will be available to offset future taxable capital gains.

30	Miller Income Opportunity Trust 2015 Semi-Annual Report

Miller Income

Opportunity Trust

Trustees

Kenneth D. Fuller President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

LMM LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Miller Income Opportunity Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Miller Income Opportunity Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Miller Income Opportunity Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX016370 5/15 SR15-2479

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015